Notes to the interim condensed consolidated statement of financial position - Other non-current assets - Long-term deposit accounts (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Non Current Assets
Increase (decrease) in long-term deposit accounts	€ 9,000
Long-term deposits	€ 9,000
Period of long-term deposit	2 years
Non-current advances to suppliers	€ 1,047	€ 1,047
Contract CRO with Pharmaceutical Research Associates B.V.
Other Non Current Assets
Non-current advances to suppliers	€ 1,000	€ 1,000